Subsequent events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	May 15, 2017	May 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid			$ 13,717	$ 10,967	$ 43,877
Subsequent Event [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid		$ 14,400
Distribution Made To Limited Partner Quarterly Distributions Paid Per Unit	$ 0.43
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit	$ 10,100